Unaudited Condensed Consolidated Interim Statements of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium.	Other reserves	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2020			£ 4,117	£ (5,055)	£ (938)
Loss for the period				(22,557)	(22,557)
Total comprehensive loss					(22,557)
New share capital subscribed		£ 9,000			9,000
Share based payment transactions		16,739		76	16,815
Balance at the end at Jun. 30, 2021		25,739	4,117	(27,536)	2,320
Balance at the beginning at Dec. 31, 2021	£ 16	248,354	63,314	(250,123)	61,561
Loss for the period				(17,021)	(17,021)
Translation differences			9,482		9,482
Total comprehensive loss			9,482	(17,021)	(7,539)
Share based payment transactions		749	6,465	80	7,294
Reclassification of warrants			1,010		1,010
Balance at the end at Jun. 30, 2022	£ 16	£ 249,103	£ 80,271	£ (267,064)	£ 62,326